First Investors
95 Wall Street
New York, New York  10005

                                           May 3, 2001


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


                  Re: First Investors Insured Tax Exempt Fund, Inc. File Nos. 2-57473 and 811-2923
                           ------------------------------


Dear Sir or Madam:

         Please disregard the previous filing pursuant to Rule 497 of the Securities Act of 1933, as amended, Accession No. 0000898432-01-500068. The filing was made in error.

         If there are any questions concerning this filing, please contact me at
(212) 858-8144.

                                             Very truly yours,

                                             /s/Kristen Volz

                                             Kristen Volz


Enclosures